Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Financing charges capitalized on property, plant and equipment	$ 45	$ 51